Consolidated Statement Of Changes In Equity (USD $) In Millions, unless otherwise specified	Total	Common Stock	Additional Contributed Capital	Retained Earnings	Accumulated Other Comprehensive Income	Treasury Stock	Non-controlling Interest
Balance, beginning of period at Dec. 31, 2010	$ 1,524.4	$ 2.0	$ 463.2	$ 2,033.3	$ 101.8	$ (1,093.0)	$ 17.1
Balance, beginning of period, shares at Dec. 31, 2010		198.8				(52.6)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings	156.4			156.4
(Earnings) attributable to noncontrolling interest, net of tax	(3.1)			(3.1)			(3.1)
Dividends declared	(155.2)		4.0	(159.2)
Treasury stock purchased	(230.1)					(230.1)
Treasury stock purchased, shares						(10.1)
Treasury stock issued	36.2		(32.6)			68.8
Treasury stock issued, shares						3.3
Foreign currency translation adjustments	(2.8)				(3.5)		0.7
Cash flow hedges, net of tax	(22.9)				(22.9)
Defined benefit pension plans, net of tax	(10.2)				(10.2)
Stock options and benefit plan transactions, net of tax	32.9		32.9
Acquisition of noncontrolling interest	(21.0)		(10.6)				(10.4)
Balance, end of period at Dec. 31, 2011	1,307.7	2.0	456.9	2,027.4	65.2	(1,254.3)	10.5
Balance, end of period, shares at Dec. 31, 2011		198.8				(59.4)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings	250.5			250.5
(Earnings) attributable to noncontrolling interest, net of tax	(2.3)			(2.3)			2.3
Dividends declared	(160.5)		5.5	(166.0)
Dividends paid to noncontrolling interest	(5.2)						(5.2)
Treasury stock purchased	(51.8)					(51.8)
Treasury stock purchased, shares						(2.0)
Treasury stock issued	67.3		(32.1)			99.4
Treasury stock issued, shares						4.7
Foreign currency translation adjustments	16.0				15.9		0.1
Cash flow hedges, net of tax	(4.0)				(4.0)
Defined benefit pension plans, net of tax	(6.1)				(6.1)
Stock options and benefit plan transactions, net of tax	28.3		28.3
Balance, end of period at Dec. 31, 2012	1,442.2	2.0	458.6	2,109.6	71.0	(1,206.7)	7.7
Balance, end of period, shares at Dec. 31, 2012		198.8				(56.7)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings	199.7			199.7
(Earnings) attributable to noncontrolling interest, net of tax	(2.4)			(2.4)			2.4
Dividends declared	(167.0)		3.5	(170.5)
Dividends paid to noncontrolling interest	(2.4)						(2.4)
Treasury stock purchased	(183.6)					(183.6)
Treasury stock purchased, shares						(5.9)
Treasury stock issued	56.8		(12.8)			69.6
Treasury stock issued, shares						3.2
Foreign currency translation adjustments	(5.0)				(5.2)		0.2
Cash flow hedges, net of tax	2.0				2.0
Defined benefit pension plans, net of tax	26.7				26.7
Stock options and benefit plan transactions, net of tax	29.8		29.8
Balance, end of period at Dec. 31, 2013	$ 1,399.2	$ 2.0	$ 479.1	$ 2,136.4	$ 94.5	$ (1,320.7)	$ 7.9
Balance, end of period, shares at Dec. 31, 2013		198.8				(59.4)